Liabilities Subject to Compromise (Pre-Petition Notes, Loans and Other Debt Reported as Liabilities Subject to Compromise) (Detail) - Predecessor $ in Millions	Dec. 31, 2015 USD ($)
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	$ 31,668
Senior Secured Facilities | Tceh Floating Rate Term Loan Facilities due October 10, 2014 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	3,809
Senior Secured Facilities | Tceh Floating Rate Letter of Credit Facility due October 10, 2014 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	42
Senior Secured Facilities | Tceh Floating Rate Revolving Credit Facility due October 10, 2016 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	2,054
Senior Secured Facilities | Tceh Floating Rate Term Loan Facilities due October 10, 2017 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	15,691
Senior Secured Facilities | Tceh Floating Rate Letter of Credit Facility due October 10, 2017 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	1,020
Senior Secured Facilities | 11.5% Fixed Senior Secured Notes due October 1, 2020 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	1,750
Senior Secured Facilities | 15% Fixed Senior Secured Second Lien Notes due April 1, 2021 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	336
Senior Secured Facilities | 15% Fixed Senior Secured Second Lien Notes due April 1, 2021, Series B [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	1,235
Senior Secured Facilities | 10.25% Fixed Senior Notes due November 1, 2015 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	1,833
Senior Secured Facilities | 10.25% Fixed Senior Notes due November 1, 2015, Series B [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	1,292
Senior Secured Facilities | 10.50% /11.25% Senior Toggle Notes due November 1, 2016 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	1,749
US States and Political Subdivisions Debt Securities [Member] | Brazos River Authority [Member] | 5.40% Fixed Series 1994A due May 1, 2029 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	39
US States and Political Subdivisions Debt Securities [Member] | Brazos River Authority [Member] | 7.70% Fixed Series 1999A due April 1, 2033 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	111
US States and Political Subdivisions Debt Securities [Member] | Brazos River Authority [Member] | 7.70% Fixed Series 1999C due March 1, 2032 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	50
US States and Political Subdivisions Debt Securities [Member] | Brazos River Authority [Member] | 8.25% Fixed Series 2001A due October 1, 2030 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	71
US States and Political Subdivisions Debt Securities [Member] | Brazos River Authority [Member] | 8.25% Fixed Series 2001D-1 due May 1, 2033 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	171
US States and Political Subdivisions Debt Securities [Member] | Brazos River Authority [Member] | 6.30% Fixed Series 2003B due July 1, 2032 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	39
US States and Political Subdivisions Debt Securities [Member] | Brazos River Authority [Member] | 6.75% Fixed Series 2003C due October 1, 2038 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	52
US States and Political Subdivisions Debt Securities [Member] | Brazos River Authority [Member] | 5.40% Fixed Series 2003D due October 1, 2029 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	31
US States and Political Subdivisions Debt Securities [Member] | Brazos River Authority [Member] | 5.00% Fixed Series 2006 due March 1, 2041 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	100
US States and Political Subdivisions Debt Securities [Member] | Sabine River Authority of Texas [Member] | 6.45% Fixed Series 2000A due June 1, 2021 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	51
US States and Political Subdivisions Debt Securities [Member] | Sabine River Authority of Texas [Member] | 5.20% Fixed Series 2001C due May 1, 2028 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	70
US States and Political Subdivisions Debt Securities [Member] | Sabine River Authority of Texas [Member] | 5.80% Fixed Series 2003A due July 1, 2022 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	12
US States and Political Subdivisions Debt Securities [Member] | Sabine River Authority of Texas [Member] | 6.15% Fixed Series 2003B due August 1, 2022 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	45
US States and Political Subdivisions Debt Securities [Member] | Trinity River Authority of Texas [Member] | 6.25% Fixed Series 2000A due May 1, 2028 [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	14
Other Debt Obligations [Member]
Debt Disclosure [Line Items]
Pre-petition notes, loans and other debt reported as liabilities subject to compromise	$ 1